Variable interest entity (Tables)	12 Months Ended
Dec. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of VIEs’ consolidated assets and liabilities

	December 31, 2021	December 31, 2020

Current assets	$8,777,215	$7,285,853
Other assets	7,573,750	8,668,680
Total assets	16,350,965	15,954,533
Total liabilities	(21,063,981)	(7,823,238)
Net assets	$(4,713,016)	$8,131,295

	December 31, 2021	December 31, 2020

Current liabilities:
Accounts payable	$500,742	$552,540
Bank loans - current	4,496,883	3,065,134
Interest payable – related party	—	574,065
Other payables and accrued liabilities	947,980	687,702
Other payable - intercompany	11,023,791	—
Deferred revenue	2,218,458	1,755,967
Lease liabilities	185,145	—
Taxes payable	1,381,440	865,795
Total current liabilities	20,754,439	7,501,203
Deferred tax liabilities	81,992	322,035
Bank loans - noncurrent	131,603	—
Lease liabilities - noncurrent	95,947	—
Total liabilities	$21,063,981	$7,823,238

The summarized operating results of the VIEs are as follows:

	For the year ended December 31, 2021	For the year ended December 31, 2020	For the year ended December 31, 2019

Operating revenues*	$9,984,064	$14,532,941	$18,248,289
Gross profit	2,520,414	9,814,848	10,261,143
Income (loss) from operations	(13,932,990)	4,367,697	6,038,880
Net income (loss)	$(13,836,367)	$4,060,160	$5,101,828